Property, plant and equipment (Details 2) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 25,597	$ 19,212
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	38,756	29,670
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(13,159)	(10,458)
Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	14,878	9,211
Platforms [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	19,334	12,604
Platforms [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(4,456)	(3,393)
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	8,659	8,254
Vessels [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	16,713	14,788
Vessels [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(8,054)	(6,534)
Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	2,060	1,747
Properties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	2,709	2,278
Properties [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ (649)	$ (531)